Unaudited Quarterly Results - Schedule of Unaudited Quarterly Results (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Net sales	$ 24,508,205		$ 22,519,672		$ 20,386,038		$ 19,350,197		$ 17,720,322	$ 16,698,903	$ 14,846,366	$ 13,885,185	$ 12,373,649	$ 11,226,549	$ 10,536,726	$ 9,382,537	$ 86,764,112	$ 63,150,776	$ 43,519,461
Gain (loss) from operations	550,551		(1,338,419)		(3,328,420)		(2,301,404)		(1,845,139)	(4,182,320)	(3,205,977)	(3,147,240)	(2,453,143)	(4,671,886)	(3,517,450)	(4,104,712)	(6,417,692)	(12,380,676)	(14,747,191)
Net loss	(16,446,750)		(9,483,241)		(6,266,803)		(5,142,223)		(5,219,214)	(6,495,643)	(5,253,194)	(4,719,104)	(4,071,475)	(6,017,866)	(4,178,740)	(4,388,417)	(37,339,017)	(21,687,155)	(18,656,498)
Net loss attributable to common stockholders	$ (100,642,922)	[1]	$ (12,380,254)	[1]	$ (10,771,077)	[1]	$ (7,485,640)	[1]	$ (7,519,913)	$ (8,647,369)	$ (7,364,129)	$ (6,751,248)	$ (6,095,754)	$ (8,020,532)	$ (6,151,618)	$ (6,342,042)	$ (131,279,893)	$ (30,282,659)	$ (26,609,946)
Basic earnings per common share	$ (4.35)		$ (1.19)		$ (0.77)		$ (0.53)		$ (0.72)	$ (0.83)	$ (0.71)	$ (0.65)	$ (0.59)	$ (0.77)	$ (0.59)	$ (0.61)	$ (9.63)	$ (2.91)	$ (2.56)
Diluted earnings per common share	$ (4.35)		$ (1.19)		$ (0.77)		$ (0.53)		$ (0.72)	$ (0.83)	$ (0.71)	$ (0.65)	$ (0.59)	$ (0.77)	$ (0.59)	$ (0.61)	$ (9.63)	$ (2.91)	$ (2.56)

[1]	See note 9 for further detail over the dividend accretion that is included within net loss attributable to common stockholders.